Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings/(loss) per common share:
Income/(loss) per share from continuing operations available to common shareholders	$ (0.11)	$ 0.47	$ (0.20)
Income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0.03	$ (0.05)
Net income/(loss) per share available to common shareholders	$ (0.11)	$ 0.50	$ (0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$ (0.11)	$ 0.47	$ (0.20)
Diluted income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0.03	$ (0.05)
Diluted income/(loss) per share available to common shareholders	$ (0.11)	$ 0.50	$ (0.25)